First Trust International Developed Capital Strength ETF Investment Strategy - First Trust International Developed Capital Strength ETF	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 90% of its net assets (including investment borrowings) in the securities that comprise The International Developed Capital Strength IndexSM (the “Index”). The Fund will use the net total return version of the Index, which reinvests cash dividends on the ex-date and adjusts for an Index security’s country of incorporation withholding rate. The Index is developed, maintained and sponsored by Nasdaq, Inc. (the “Index Provider”). The Index Provider may, from time to time, exercise reasonable discretion as it deems appropriate in order to ensure Index integrity, for example, in response to stock splits, spin-offs or other corporate actions. According to the Index Provider, the Index is designed to measure the performance of well-capitalized companies in the developed markets outside of the U.S. with strong market positions that have the potential to provide their stockholders with a greater degree of stability and performance over time. The Index Provider classifies a country as “developed” based on quantitative criteria including: (1) having at least $20 thousand gross national income per capita for three consecutive years; (2) having at least a $30 billion market capitalization; (3) having at least a $10 billion annual turnover; (4) having at least a 45% float ratio; and (5) having at least ten securities that meet all the eligibility requirements for the Nasdaq GlobalTM Index. For countries that meet these quantitative criteria, the Index Provider also applies qualitative criteria, such as screening for markets that may have restrictions on foreign investment, currency convertibility or capital. According to the Index Provider, the Index’s initial universe consists of the securities comprising the Nasdaq Developed ex-USTM Index, a float adjusted market capitalization-weighted index designed to track the performance of securities in countries, excluding the U.S., which are designated as developed markets. The Index then excludes all securities that do not meet the liquidity requirements of the Index, securities issued by companies with less than $500 million in cash or short-term investments (after removing restricted cash), companies with a long-term debt to market capitalization ratio greater than or equal to 30%, companies with a return on equity that is 15% or less and companies that do not have a positive shareholder equity. Securities from the same issuer will be subject to conditions controlled by the Index Provider to determine Index eligibility. The Index then ranks the remaining securities by free float-adjusted market capitalization and excludes all securities not ranked in the top 500. Float-adjusted market capitalization reflects the outstanding shares minus non-publicly held shares multiplied by the market price. In the event that the selection universe contains fewer than 50 securities, the 15% return on equity criterion is removed, and the securities with the highest return on equity are added to the selection universe until it contains 60 securities. The remaining securities are then given two ranks, one based on three-month annualized realized volatility and one based on twelve-month realized volatility. Volatility is a statistical measure of the magnitude of changes in the security’s return without regard to the direction of those changes, and higher volatility generally indicates higher risk and is often reflected by frequent and sometimes significant movements up and down in value. The 50 securities with the lowest combined volatility ranks are chosen for inclusion in the Index. In the case of ties in combined ranks, the security with highest free float market capitalization is selected. The Index Provider then enacts a review to determine if any industry (as determined by the Industry Classification Benchmark (“ICB”)), or country has a weight greater than 30%. If an industry or country has a weight greater than 30%, the worst-ranking security by volatility will be removed and replaced with the next eligible security (e.g., the 51st ranked by volatility) from a different industry or country. This process is repeated until no industry or country has a weight greater than 30%. Once finalized, each security is equal weighted, meaning each security has an equal Index market value. The Fund may invest in real estate investment trusts ("REITs"), companies with various market capitalizations and U.S. dollar denominated and non-U.S. dollar denominated securities. The Index is rebalanced and reconstituted semi-annually and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of December 31, 2025, the Index was composed of 50 securities. As of December 31, 2025, the Fund had significant investments in financial companies and European issuers, although this may change from time to time. The Fund's investments will change as the Index changes and, as a result, the Fund may have significant investments in jurisdictions or investment sectors that it may not have had as of December 31, 2025. To the extent the Fund invests a significant portion of its assets in a given jurisdiction or investment sector, the Fund may be exposed to the risks associated with that jurisdiction or investment sector.
Strategy Portfolio Concentration [Text]	The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of December 31, 2025, the Index was composed of 50 securities. As of December 31, 2025, the Fund had significant investments in financial companies and European issuers, although this may change from time to time.